Non-controlling Interest in GasLog Partners - Distributions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Dividend distributions
Dividend declared	$ 58,471	$ 82,111
Non-controlling interests
Dividend distributions
Dividend declared	37,322	$ 52,822
GasLog Partners LP | Non-controlling interests | Common shares/units
Dividend distributions
Dividend declared	22,158
GasLog Partners LP | Non-controlling interests | Preference shares/units
Dividend distributions
Dividend declared	$ 15,164